INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
NOTE 7 - INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	March 31,	December 31,
	2021	2020
	(Unaudited)
Distribution software	$37,672	$37,907
Patents acquired from related party (Note 12)	21,096	21,239
Total intangible assets	58,768	59,146
Less: Accumulated amortization	(6,354)	(4,234)
Intangible assets, net	$52,414	$54,912

For the three-months ended March 31, 2021 and 2020, amortization of intangible assets expense was $2,154 and $0, respectively.

At March 31, 2021, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	$6,134
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$52,414

Intangible assets, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

For the years ended December 31, 2020 and 2019, amortization of intangible assets expense was $4,096 and $0, respectively.

At December 31, 2020, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912